The Torray Fund

Schedule of Investments

As of September 30, 2022 (unaudited)

Shares			Market Value
	COMMON STOCKS - 96.7%
	29.1%	FINANCIALS +
61,790		Berkshire Hathaway, Inc. - Class B *	$16,499,166
137,823		T. Rowe Price Group, Inc.	14,472,793
94,717		Marsh & McLennan Cos., Inc.	14,140,301
332,340		Bank of America Corp.	10,036,668
72,253		American Express Co.	9,747,652
52,650		Chubb Limited	9,575,982
81,910		JPMorgan Chase & Co.	8,559,595
			83,032,157
	12.8%	HEALTH CARE
26,108		UnitedHealth Group Inc.	13,185,584
72,950		Johnson & Johnson	11,917,112
157,493		Bristol-Myers Squibb Co.	11,196,177
			36,298,873
	12.6%	INDUSTRIALS
68,066		General Dynamics Corp.	14,441,563
90,421		Eaton Corp. Plc	12,058,545
56,265		Honeywell International, Inc.	9,394,567
			35,894,675
	9.4%	ENERGY
85,958		EOG Resources, Inc.	9,604,087
264,128		Schlumberger NV	9,482,195
95,665		Phillips 66	7,722,079
			26,808,361
	8.3%	CONSUMER DISCRETIONARY
398,630		General Motors Co.	12,792,037
72,810		Genuine Parts Co.	10,871,989
			23,664,026
	8.1%	COMMUNICATION SERVICES
143,830		Alphabet, Inc. - Class A *	13,757,339
99,805		Walt Disney Co. *	9,414,606
			23,171,945
	7.2%	CONSUMER STAPLES
288,196		Altria Group, Inc.	11,637,355
266,344		Kraft Heinz Co.	8,882,572
			20,519,927
	6.3%	INFORMATION TECHNOLOGY
63,980		Texas Instruments, Inc.	9,902,824
72,125		Qualcomm, Inc.	8,148,683
			18,051,507
	2.9%	MATERIALS
161,255		DuPont de Nemours, Inc.	8,127,252

	TOTAL COMMON STOCKS
		(cost $215,705,107)	275,568,723

	SHORT-TERM INVESTMENT - 3.3%
9,314,779		Fidelity Institutional Government Portfolio - Class I, 2.73% ^
		(cost $9,314,779)	9,314,779

		TOTAL INVESTMENTS - 100.0%
		(cost $225,019,886)	284,883,502
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	109,400
		TOTAL NET ASSETS - 100.0%	$284,992,902

+
As of September 30, 2022, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$275,568,723	$-	$-	$275,568,723
Short-Term Investment	9,314,779	-	-	9,314,779
Total Investments in Securities	$284,883,502	$-	$-	$284,883,502

Refer to Schedule of Investments for further information on the classification of investments.